Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowance for doubtful accounts	$ 551,195	$ 4,023,663
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,884,402
Ordinary shares, shares outstanding	51,619,218	51,619,218
Treasury Stock, Shares	40,265,184	40,265,184
Variable Interest Entity, Primary Beneficiary [Member]
Accounts receivable, allowance for doubtful accounts	$ 4,538	$ 242,767